Presentation of Consolidated Financial Statements	12 Months Ended
Feb. 29, 2024
Presentation of Consolidated Financial Statements [Abstract]
PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

1. PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

Reporting entity

Karooooo Ltd. (“Karooooo” or “the Company”) was incorporated on May 19, 2018 in the Republic of Singapore and wholly owned by Isaias Jose Calisto (“Zak”). Cartrack Holdings Proprietary Limited previously known as Cartrack Holdings Limited (“Cartrack”) was a public company listed on the Johannesburg stock exchange (“JSE”) in December 2014. Zak is the current CEO of Cartrack. Karooooo acquired an approximate 68 per cent interest in Cartrack effective July 17, 2019.

Karooooo listed on the NASDAQ on April 1, 2021 and raised USD 33.8 million gross cash for general corporate purposes including the growth and expansion of Cartrack, such as research and development. Karooooo issued 1,207,500 shares at an offer price of USD 28 per share which is equivalent to the offer price made to Cartrack shareholders to participate in the reinvestment offer, enabling Karooooo to proceed with the IPO in order to meet the requirements to list on the NASDAQ.

Total IPO costs incurred amounted to ZAR 85.1 million of which ZAR 25.6 million and ZAR 10.3 million were expensed in the financial year ended February 28, 2021 and February 28, 2022 respectively, and ZAR 49.2 million which is directly attributable to the issuance of shares were set off against share capital.

As at February 28, 2021, certain Cartrack shareholders have agreed to participate in the reinvestment offer of Karooooo through the issue of irrevocable undertakings. As the reinvestment offer is based on exchanging a fixed number of Karooooo shares for a fixed number of Cartrack shares, this contract is classified as equity. Accordingly, Karooooo adopted the present-access method to account for the transaction where the non-controlling shareholders still have an economic interest in the equity returns of Cartrack and there was no net impact to equity.

The reinvestment offer to Cartrack shareholders was finalized on April 16, 2021 with 99% of the eligible Cartrack shareholders opting to remain invested in Karooooo. These shareholders received 1 Karooooo share for every 10 Cartrack shares held.

Karooooo, as listed on the NASDAQ and inward listed on the JSE on April 21, 2021, owns 100% of Cartrack. As at February 29, 2024, Zak is the ultimate controlling shareholder of the Group, holding 20,028,811 shares (65.0% shareholdings) of Karooooo.

The principal activities of the Group relate to the provision of real-time mobility data analytics solutions for smart transportation through its software-as-a-service (“SaaS”) platform, physical and e-commerce vehicle buying and selling and providing a technology platform focused on last mile delivery. The Group’s SaaS platform acts as a central nervous system for connected vehicles and other mobile assets, such as construction equipment, generators, refrigeration units, trailers and boats.

These consolidated financial statements comprise the Company and its subsidiaries (collectively the “Group” and individually “group companies”).

Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with the IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The policies applied in these annual financial statements are based on IFRS effective for annual period beginning on March 1, 2023.

The Group has prepared the financial statements on the basis that it will continue to operate as a going concern.

The financial statements were approved for issue by the Directors on June 13, 2024.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis with the exception of certain financial instruments that have been measured at fair value.

Functional and presentation currency

The consolidated financial statements are presented in South African Rand (ZAR), which is the Group’s presentation currency and all values are rounded to the nearest thousand (ZAR’000), except when otherwise indicated. The Company’s functional currency is in United States Dollars (USD).